UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             04/30/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   43

FORM 13F INFORMATION TABLE VALUE TOTAL:   $44,890
                                        (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                       BANTA ASSET MANAGEMENT
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/12

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      253     2835 SH       SOLE                     2835        0      0
AMGEN INC                      COM              031162100      241     3540 SH       SOLE                     3540        0      0
APPLE COMPUTER INC             COM              037833100      609     1015 SH       SOLE                     1015        0      0
AVON PRODS INC                 COM              054303102     1337    69070 SH       DEFINED                 68970      100      0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1221    47640 SH       SOLE                    47640        0      0
BOEING CO                      COM              097023105     1181    15880 SH       SOLE                    15880        0      0
CHEVRON CORP NEW               COM              166764100      211     1970 SH       SOLE                     1970        0      0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      427    18043 SH       SOLE                    18043        0      0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      421    16950 SH       SOLE                    16950        0      0
CITIGROUP CAPITAL VII TRUPS 7. PREFERRED STOCKS 17306N203      646    25600 SH       SOLE                    25600        0      0
COCA COLA CO                   COM              191216100      211     2855 SH       SOLE                     2855        0      0
CONOCOPHILLIPS                 COM              20825C104     1259    16565 SH       DEFINED                 16535       30      0
CORTS TR FORD DEBS CORTS 7.4%  PREFERRED STOCKS 22080Q208      530    20550 SH       SOLE                    20550        0      0
CORTS TR II GOLDMAN SACHS CATR PREFERRED STOCKS 22082P208      778    32425 SH       SOLE                    32425        0      0
CORTS TR WEYERHAEUSER CO TR CT PREFERRED STOCKS 22082N203      416    16525 SH       SOLE                    16525        0      0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      465    19475 SH       SOLE                    19475        0      0
COVIDIEN PLC                   COM              G2554F113     1795    32822 SH       SOLE                    32822        0      0
DWS STRATEGIC GOVT SECS FD CL  MUTUAL FUNDS     23338C108      154    17321 SH       SOLE                    17321        0      0
EATON CORP                     COM              278058102     1208    24245 SH       SOLE                    24245        0      0
EXXON MOBIL CORP               COM              30231G102      219     2527 SH       SOLE                     2527        0      0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1171    98250 SH       DEFINED                 98010      240      0
FRANKLIN CA INSURED TAX-FREE I MUTUAL FUNDS     352519102      126    10031 SH       SOLE                    10031        0      0
FREEPORT MCMORAN COPPER&GOLDCL COM              35671D857     1614    42420 SH       DEFINED                 42370       50      0
GENERAL ELEC CAP CORP NT 2033  PREFERRED STOCKS 369622493      431    17093 SH       SOLE                    17093        0      0
GLOBE SPECIALTY METALS INC COM COM              37954N206     1352    90950 SH       DEFINED                 90740      210      0
IBM                            COM              459200101      474     2271 SH       SOLE                     2271        0      0
ISHARES DJ US ENERGY           COM              464287796     2153    51843 SH       SOLE                    51843        0      0
ISHARES TR MSCI EAFE INDEX     COM              464287465     2319    42255 SH       SOLE                    42255        0      0
ISHARES TR S&P MIDCAP 400      COM              464287507     3567    35950 SH       DEFINED                 35885       65      0
ISHARES TR S&P SMLCAP 600      COM              464287804     2708    35492 SH       SOLE                    35492        0      0
ISHARES TR US PFD STK IDX      PREFERRED STOCKS 464288687     5293   135578 SH       SOLE                   135578        0      0
JOY GLOBAL INC                 COM              481165108     1693    23035 SH       DEFINED                 23010       25      0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      448    17675 SH       SOLE                    17675        0      0
NOVARTIS AG SPONSORED ADR      COM              66987V109     1113    20095 SH       DEFINED                 20060       35      0
PHILIP MORRIS INTL INC         COM              718172109      283     3196 SH       SOLE                     3196        0      0
PROCTER & GAMBLE COMPANY       COM              742718109      742    11046 SH       SOLE                    11046        0      0
PUBLIC STORAGE INC PFD 1/1000  PREFERRED STOCKS 74460D448      736    28950 SH       SOLE                    28950        0      0
QUALCOMM INC                   COM              747525103      205     3005 SH       SOLE                     3005        0      0
UNITED TECHNOLOGIES CORP       COM              913017109     1460    17600 SH       SOLE                    17600        0      0
VERIZON COMMUNICATIONS         COM              92343V104     1175    30725 SH       DEFINED                 30675       50      0
WELLS FARGO CAP VII TRUPS 5.85 PREFERRED STOCKS 94979B204      668    26393 SH       SOLE                    26393        0      0
WELLS FARGO CAP XI PFD TRUPS 3 PREFERRED STOCKS 94979S207      231     9100 SH       SOLE                     9100        0      0
ZIONS CAP TR B CAP SECS %      PREFERRED STOCKS 989703202     1346    51550 SH       SOLE                    51550        0      0